SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

For the Wells Fargo Advantage Index Asset Allocation Fund (the "Fund")

Effective September 30, 2013, the prospectuses are revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for the Fund are amended as follows:

Current language	Replacement language effective 9/30/13

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors.

In the sections entitled "Principal Investment Strategies" for the Fund, the following sentence is added to the end of the first paragraph:

"We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities."